Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Commitments And Contingencies Disclosure [Abstract]
Beginning of period	$ 46.0	$ 55.6
Cost of unsalvageable parts	(30.3)	(35.6)
Reduction to sales, net of salvage	29.7	31.9
End of period	$ 45.4	$ 51.9